Deposits (Tables)	12 Months Ended
Mar. 31, 2020
Deposit Liabilities Table Disclosures
Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2019 and March 31, 2020 were as follows:

	As of March 31,
	2019		2020		2020
	(In millions)
Interest-bearing:
Savings deposits	Rs.	2,487,001.6	Rs.	3,103,769.5	US$	41,169.5
Time deposits		5,317,715.9		6,626,711.8		87,899.1

Total interest-bearing deposits		7,804,717.5		9,730,481.3		129,068.6
Non-interest-bearing deposits		1,420,309.4		1,731,590.0		22,968.4

Total	Rs.	9,225,026.9	Rs.	11,462,071.3	US$	152,037.0

Time Deposits By Maturity
As of March 31, 20
20
, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2020
	(In millions)
Due to mature in the fiscal year ending March 31:
2021	Rs.	5,233,225.0	US$	69,415.4
2022		992,908.7		13,170.3
2023		251,362.6		3,334.2
2024		66,752.1		885.4
2025		49,990.3		663.1
Thereafter		32,473.1		430.7

Total	Rs.	6,626,711.8	US$	87,899.1